AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 14, 2018.

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded

Self-Indexed Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young, LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Invesco BulletShares 2028 Corporate Bond ETF

Invesco BulletShares 2026 High Yield Corporate Bond ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 14th day of August, 2018.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	August 14, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	August 14, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	August 14, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	August 14, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	August 14, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	August 14, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	August 14, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	August 14, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	August 14, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	August 14, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	August 14, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		August 14, 2018
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with the initial N-1A to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex - 101.ins	XBRL Instance Document

Ex - 101.sch	XBRL Taxonomy Extension Schema Document

Ex - 101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex - 101.def	XBRL Taxonomy Extension Definition Linkbase

Ex - 101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex - 101.pre	XBRL Taxonomy Extension Presentation Linkbase